Calvert
VP Investment Grade Bond Index Portfolio
September 30, 2022
Schedule of Investments (Unaudited)

Asset-Backed Securities — 0.0%(1)

Security	Principal Amount (000's omitted)	Value
American Express Credit Account Master Trust, Series 2021-1, Class A, 0.90%, 11/15/26	$50	$ 46,225
Total Asset-Backed Securities (identified cost $49,994)		$ 46,225

Commercial Mortgage-Backed Securities — 2.0%

Security	Principal Amount (000's omitted)	Value
Citigroup Commercial Mortgage Trust:
Series 2013-GC17, Class A4, 4.131%, 11/10/46	$422	$ 417,624
Series 2014-GC21, Class A5, 3.855%, 5/10/47	645	631,430
Wells Fargo Commercial Mortgage Trust, Series 2015-C26, Class A4, 3.166%, 2/15/48	1,275	1,212,117
Total Commercial Mortgage-Backed Securities (identified cost $2,397,993)		$ 2,261,171

Corporate Bonds — 25.3%

Security	Principal Amount (000’s omitted)	Value
Basic Materials — 0.4%
Barrick North America Finance, LLC, 5.75%, 5/1/43	$100	$ 94,396
Dow Chemical Co. (The), 4.375%, 11/15/42	100	78,927
LYB International Finance BV, 5.25%, 7/15/43	100	85,595
Reliance Steel & Aluminum Co., 4.50%, 4/15/23	200	199,621
		$ 458,539
Communications — 3.4%
AT&T, Inc.:
4.90%, 6/15/42(2)	$200	$ 175,288
5.45%, 3/1/47	1,000	923,906
Charter Communications Operating, LLC / Charter Communications Operating Capital, 4.908%, 7/23/25	500	488,019
Comcast Corp.:
2.937%, 11/1/56	98	58,666
4.00%, 3/1/48	50	38,588
4.15%, 10/15/28	100	94,517
Discovery Communications, LLC, 4.125%, 5/15/29	200	171,435
Motorola Solutions, Inc., 2.30%, 11/15/30	250	188,215
NBCUniversal Media, LLC, 4.45%, 1/15/43	123	102,424
T-Mobile USA, Inc., 3.50%, 4/15/25	250	239,168
Verizon Communications, Inc.:
1.68%, 10/30/30	340	255,162
2.875%, 11/20/50	150	92,131
Walt Disney Co. (The), 5.40%, 10/1/43	100	95,944
Security	Principal Amount (000’s omitted)	Value
Communications (continued)
WPP Finance 2010, 3.75%, 9/19/24	$1,000	$ 970,619
		$ 3,894,082
Consumer, Cyclical — 1.5%
Choice Hotels International, Inc., 3.70%, 1/15/31	$250	$ 208,153
General Motors Co., 5.00%, 4/1/35	1,000	822,107
Lowe's Cos., Inc., 3.875%, 9/15/23	100	98,960
Magallanes, Inc., 4.279%, 3/15/32	75	61,798
Starbucks Corp., 3.75%, 12/1/47(2)	250	184,684
VF Corp., 2.95%, 4/23/30	225	185,126
WarnerMedia Holdings, Inc., 5.141%, 3/15/52	200	145,746
		$1,706,574
Consumer, Non-cyclical — 4.4%
AbbVie, Inc.:
2.90%, 11/6/22	$200	$199,658
3.20%, 11/21/29	300	262,877
Alcon Finance Corp., 3.00%, 9/23/29(3)	350	295,736
Anheuser-Busch InBev Finance, Inc.:
4.00%, 1/17/43	100	77,667
4.625%, 2/1/44	1,000	832,192
Block Financial, LLC, 3.875%, 8/15/30	150	128,305
Bunge, Ltd. Finance Corp., 1.63%, 8/17/25	250	225,128
CVS Health Corp., 4.30%, 3/25/28(2)	110	103,941
CVS Pass-Through Trust, 6.036%, 12/10/28	55	54,445
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30	400	309,435
Gilead Sciences, Inc., 3.70%, 4/1/24	100	98,499
Global Payments, Inc., 2.15%, 1/15/27	200	171,404
Kroger Co. (The):
3.85%, 8/1/23	100	99,403
3.875%, 10/15/46(2)	250	191,123
Laboratory Corp. of America Holdings:
2.95%, 12/1/29	100	84,836
4.00%, 11/1/23	100	99,321
Molson Coors Brewing Co., 5.00%, 5/1/42	100	84,543
Pfizer, Inc., 4.40%, 5/15/44	500	446,813
Quanta Services, Inc., 2.90%, 10/1/30	200	160,147
STERIS Irish FinCo Unlimited Co., 3.75%, 3/15/51	100	69,231
Sysco Corp., 5.95%, 4/1/30	250	253,450
Takeda Pharmaceutical Co., Ltd., 3.175%, 7/9/50	400	266,516
Triton Container International, Ltd., 2.05%, 4/15/26(3)	300	254,968
Tyson Foods, Inc., 3.95%, 8/15/24	100	97,985
Viatris, Inc., 2.30%, 6/22/27	250	204,467
Zoetis, Inc., 4.70%, 2/1/43	100	87,835
		$5,159,925
Energy — 3.4%
BP Capital Markets America, Inc., 3.633%, 4/6/30	$200	$179,886
Colonial Pipeline Co., 6.58%, 8/28/32(3)	100	106,155

Calvert
VP Investment Grade Bond Index Portfolio
September 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
Energy (continued)
HF Sinclair Corp., 5.875%, 4/1/26(3)	$1,000	$ 981,395
Shell International Finance BV:
4.125%, 5/11/35	1,350	1,186,635
4.55%, 8/12/43	100	86,936
Texas Eastern Transmission, L.P., 2.80%, 10/15/22	400	399,776
TransCanada PipeLines, Ltd., 4.875%, 1/15/26	1,000	982,814
TransContinental Gas Pipe Line Co., LLC, 4.45%, 8/1/42	100	82,024
		$ 4,005,621
Financial — 5.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.00%, 10/29/28	$200	$160,571
Bank of America Corp.:
2.592% to 4/29/30, 4/29/31(4)	500	397,032
4.125%, 1/22/24	300	297,766
4.244% to 4/24/37, 4/24/38(4)	250	206,539
Berkshire Hathaway Finance Corp., 4.30%, 5/15/43	1,000	855,943
Capital One Bank, 3.375%, 2/15/23	200	199,218
Citigroup, Inc.:
4.075% to 4/23/28, 4/23/29(4)	500	453,139
5.50%, 9/13/25	80	79,959
Discover Financial Services, 3.85%, 11/21/22	200	199,761
Excalibur One 77B, LLC, 1.492%, 1/1/25	9	8,704
Goldman Sachs Group, Inc. (The), 4.00%, 3/3/24	500	493,013
HSBC Holdings PLC, 2.848% to 6/4/30, 6/4/31(4)	400	306,738
JPMorgan Chase & Co., 3.109% to 4/22/50, 4/22/51(4)	300	190,209
MetLife, Inc., 4.875%, 11/13/43	100	89,668
Morgan Stanley:
4.10%, 5/22/23(5)	500	498,498
5.00%, 11/24/25(5)	150	148,225
Piedmont Operating Partnership L.P., 3.15%, 8/15/30(2)	150	116,618
PNC Bank N.A., 2.70%, 10/22/29	250	205,805
Prudential Financial, Inc., 5.10%, 8/15/43	1,000	868,464
Simon Property Group, L.P., 2.65%, 7/15/30	150	121,170
US Bancorp, 3.10%, 4/27/26	250	233,886
Wells Fargo & Co., 3.196% to 6/17/26, 6/17/27(4)	250	227,892
Westpac Banking Corp., 3.35%, 3/8/27	200	186,850
		$6,545,668
Industrial — 3.2%
BNSF Funding Trust I, 6.613% to 1/15/26, 12/15/55(4)	$540	$508,148
Boeing Co. (The):
2.196%, 2/4/26	300	266,499
3.20%, 3/1/29	150	125,433
4.875%, 5/1/25	100	97,672
5.15%, 5/1/30	100	92,622
Carrier Global Corp., 3.577%, 4/5/50	375	260,296
Cummins, Inc., 4.875%, 10/1/43	100	94,861
Deere & Co., 6.55%, 10/1/28	250	272,104
Security	Principal Amount (000’s omitted)	Value
Industrial (continued)
Flex, Ltd.:
4.75%, 6/15/25	$250	$ 244,509
4.875%, 5/12/30	250	225,722
GATX Corp., 3.25%, 9/15/26	400	366,198
Kansas City Southern, 4.70%, 5/1/48	200	172,192
Lennox International, Inc., 1.70%, 8/1/27	300	252,605
Parker-Hannifin Corp., 3.25%, 3/1/27	200	184,762
Raytheon Technologies Corp., 4.50%, 6/1/42	100	85,836
Roper Technologies, Inc., 2.95%, 9/15/29	250	210,771
United Parcel Service, Inc., 6.20%, 1/15/38	250	271,106
		$3,731,336
Technology — 2.0%
Apple, Inc., 3.85%, 5/4/43	$500	$420,509
Broadcom, Inc.:
3.137%, 11/15/35(3)	500	351,400
3.419%, 4/15/33(3)	200	153,019
Dell International, LLC / EMC Corp., 5.30%, 10/1/29	250	233,273
International Business Machines Corp., 3.625%, 2/12/24	100	98,729
Kyndryl Holdings, Inc., 2.70%, 10/15/28	350	256,372
Oracle Corp.:
2.65%, 7/15/26	150	135,137
3.60%, 4/1/50	400	251,047
TSMC Arizona Corp., 4.25%, 4/22/32	300	276,798
VMware, Inc., 2.20%, 8/15/31	200	145,879
		$2,322,163
Utilities — 1.4%
DTE Electric Co., 2.25%, 3/1/30	$300	$247,734
Duke Energy Corp., 3.15%, 8/15/27	500	453,168
PacifiCorp, 4.10%, 2/1/42	100	81,897
Public Service Electric & Gas Co., 3.95%, 5/1/42	1,000	822,028
		$1,604,827
Total Corporate Bonds (identified cost $34,352,770)		$29,428,735

Sovereign Government Bonds — 0.4%

Security	Principal Amount (000's omitted)	Value
Mexico Government International Bond, 5.55%, 1/21/45(2)	$500	$ 429,714
Province of Quebec Canada, 2.625%, 2/13/23(2)	75	74,634
Total Sovereign Government Bonds (identified cost $572,706)		$ 504,348

Calvert
VP Investment Grade Bond Index Portfolio
September 30, 2022
Schedule of Investments (Unaudited) — continued

Taxable Municipal Obligations — 0.8%

Security	Principal Amount (000's omitted)	Value
General Obligations — 0.8%
New York City, NY, 3.60%, 8/1/28	$1,000	$ 929,410
Total Taxable Municipal Obligations (identified cost $993,945)		$ 929,410

U.S. Government Agencies and Instrumentalities — 4.4%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
0.25%, 8/24/23	$1,000	$ 965,391
0.50%, 4/14/25(2)	1,000	907,930
6.75%, 3/15/31	1,300	1,537,531
Federal National Mortgage Association:
0.75%, 10/8/27(2)	350	297,672
0.875%, 8/5/30(2)	1,500	1,174,082
2.125%, 4/24/26	300	279,181
Total U.S. Government Agencies and Instrumentalities (identified cost $5,718,581)		$ 5,161,787

U.S. Government Agency Mortgage-Backed Securities — 26.9%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
2.00%, with various maturities to 2052	$6,867	$ 5,651,682
2.50%, with various maturities to 2051	2,640	2,306,687
3.00%, 1/1/43	360	322,318
3.50%, with various maturities to 2048	472	444,850
4.00%, with various maturities to 2048	315	300,577
4.50%, with various maturities to 2044	585	575,437
5.00%, with various maturities to 2040	449	451,705
6.00%, with various maturities to 2040	33	34,497
6.50%, 10/1/37	13	13,524
Federal National Mortgage Association:
1.50%, 9/1/35	578	496,568
2.00%, with various maturities to 2051	4,860	4,075,115
2.50%, with various maturities to 2051	3,636	3,160,703
3.00%, with various maturities to 2052	4,309	3,821,390
3.50%, with various maturities to 2052	3,515	3,226,980
3.706%, (12 mo. USD LIBOR + 1.589%), 9/1/38(6)	45	45,116
4.00%, with various maturities to 2047	1,288	1,222,080
4.50%, with various maturities to 2044	973	956,727
5.00%, with various maturities to 2034	47	47,495
Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association: (continued)
5.50%, with various maturities to 2038	$216	$ 222,781
6.00%, with various maturities to 2038	196	204,907
6.50%, with various maturities to 2036	32	33,531
Government National Mortgage Association:
2.50%, with various maturities to 2051	2,554	2,211,450
3.00%, 3/20/51	372	331,320
4.00%, with various maturities to 2042	584	561,811
4.50%, 7/20/33	56	55,505
5.00%, with various maturities to 2039	231	230,932
5.50%, 7/20/34	29	29,617
6.00%, with various maturities to 2038	151	157,794
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $36,321,296)		$31,193,099

U.S. Treasury Obligations — 38.9%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
1.125%, 8/15/40	$500	$ 310,020
1.375%, 8/15/50	1,000	579,609
1.875%, 2/15/51	1,150	761,785
2.00%, 8/15/51	800	546,813
2.25%, 8/15/49	650	475,719
2.50%, 2/15/45	1,000	763,281
3.00%, 5/15/47	1,000	837,969
3.125%, 11/15/41	1,000	870,469
3.125%, 8/15/44	1,600	1,368,813
3.125%, 5/15/48	750	649,116
3.75%, 11/15/43	1,400	1,330,984
3.875%, 8/15/40	500	491,836
4.375%, 5/15/41	700	733,961
6.25%, 8/15/23	1,000	1,017,269
U.S. Treasury Notes:
0.125%, 2/28/23	950	935,806
0.125%, 8/15/23	1,500	1,447,327
0.375%, 4/30/25	800	724,797
0.375%, 11/30/25	2,000	1,773,555
0.375%, 1/31/26	1,500	1,321,523
0.375%, 7/31/27	300	251,941
0.50%, 8/31/27	750	631,904
0.625%, 5/15/30	300	236,414
0.625%, 8/15/30	1,000	783,789
0.875%, 11/15/30	250	199,238
1.125%, 2/29/28	500	429,238
1.125%, 2/15/31	1,100	891,043

Calvert
VP Investment Grade Bond Index Portfolio
September 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes: (continued)
1.25%, 4/30/28	$1,000	$ 860,586
1.25%, 8/15/31	1,300	1,050,918
1.50%, 2/15/30	1,400	1,188,578
1.625%, 11/15/22	1,000	998,224
1.625%, 9/30/26	800	726,500
1.875%, 7/31/26	1,500	1,379,121
2.00%, 2/15/25	1,500	1,423,828
2.125%, 9/30/24	2,750	2,639,785
2.25%, 11/15/24	2,000	1,918,906
2.25%, 3/31/26	1,000	937,090
2.25%, 2/15/27	2,400	2,219,063
2.25%, 11/15/27	2,850	2,608,641
2.625%, 6/30/23	600	593,529
2.625%, 2/15/29	1,000	921,680
2.75%, 11/15/23	1,300	1,277,936
2.75%, 2/15/24	3,000	2,936,484
3.125%, 11/15/28	1,150	1,092,994
Total U.S. Treasury Obligations (identified cost $50,077,900)		$45,138,082

Short-Term Investments — 3.1%
Affiliated Fund — 0.8%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 2.80%(7)	889,015	$ 889,015
Total Affiliated Fund (identified cost $889,015)		$ 889,015
Securities Lending Collateral — 2.3%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 3.07%(8)	2,722,614	$ 2,722,614
Total Securities Lending Collateral (identified cost $2,722,614)		$ 2,722,614
Total Short-Term Investments (identified cost $3,611,629)		$ 3,611,629
Total Investments — 101.8% (identified cost $134,096,814)		$118,274,486
Other Assets, Less Liabilities — (1.8)%		$ (2,067,346)
Net Assets — 100.0%		$116,207,140

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Amount is less than 0.05%.
(2)	All or a portion of this security was on loan at September 30, 2022. The aggregate market value of securities on loan at September 30, 2022 was $3,579,504 and the total market value of the collateral received by the Fund was $3,660,919, comprised of cash of $2,722,614 and U.S. government and/or agencies securities of $938,305.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2022, the aggregate value of these securities is $2,142,673 or 1.8% of the Fund's net assets.
(4)	Security converts to variable rate after the indicated fixed-rate coupon period.
(5)	Represents an investment in an issuer that is deemed to be an affiliate.
(6)	Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at September 30, 2022.
(7)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of September 30, 2022.
(8)	Represents investment of cash collateral received in connection with securities lending.

Abbreviations:
LIBOR	– London Interbank Offered Rate

Currency Abbreviations:
USD	– United States Dollar

The Fund did not have any open derivative instruments at September 30, 2022.

Calvert
VP Investment Grade Bond Index Portfolio
September 30, 2022
Schedule of Investments (Unaudited) — continued

Affiliated Investments
At September 30, 2022, the value of the Fund's investment in affiliated issuers and funds was $1,535,738, which represents 1.3% of the Fund's net assets. Transactions in affiliated issuers and funds by the Fund for the fiscal year to date ended September 30, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Units/Shares, end of period
Corporate Bonds
Morgan Stanley:
4.10%, 5/22/23	$ 520,950	$ —	$ —	$ —	$(22,478)	$ 498,498	$15,400	$500,000
5.00%, 11/24/25	168,074	—	—	—	(19,501)	148,225	5,277	150,000
Short-Term Investments
Calvert Cash Reserves Fund, LLC	1,429,356	7,590,918	(9,020,299)	25	—	—	362	—
Liquidity Fund, Institutional Class(1)	—	12,744,343	(11,855,328)	—	—	889,015	8,326	889,015
Total				$25	$(41,979)	$1,535,738	$29,365

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of September 30, 2022, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$46,225	$ —	$46,225
Commercial Mortgage-Backed Securities	—	2,261,171	—	2,261,171
Corporate Bonds	—	29,428,735	—	29,428,735
Sovereign Government Bonds	—	504,348	—	504,348
Taxable Municipal Obligations	—	929,410	—	929,410
U.S. Government Agencies and Instrumentalities	—	5,161,787	—	5,161,787
U.S. Government Agency Mortgage-Backed Securities	—	31,193,099	—	31,193,099
U.S. Treasury Obligations	—	45,138,082	—	45,138,082
Short-Term Investments:
Affiliated Fund	889,015	—	—	889,015
Securities Lending Collateral	2,722,614	—	—	2,722,614
Total Investments	$3,611,629	$114,662,857	$ —	$118,274,486
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.